Business Transactions - Sale of Royalty Portfolio (Details) $ / shares in Units, oz in Thousands, $ in Millions, $ in Millions	Dec. 31, 2020 shares	Dec. 11, 2020 USD ($) shares	Dec. 11, 2020 CAD ($) $ / shares shares	May 27, 2020 USD ($) $ / shares	May 27, 2020 USD ($)	Feb. 23, 2020 USD ($) oz	Jul. 03, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Sale of stock price per share (in usd per share) | $ / shares							$ 10.00
Nomad Royalty Company
Disclosure of detailed information about business combination [line items]
Number of shares of associate held (in shares) | shares	43,750,000
Royalty Portfolio Purchase Agreement
Disclosure of detailed information about business combination [line items]
Consideration paid (received)					$ (64.2)
Portion of consideration paid (received) consisting of cash and cash equivalents					10.0
Deferred Cash Payment Receivable, Fair Value				$ 10.8	10.8
Deferred Cash Payment Receivable				$ 10.0	$ 10.0
Interest on cash deferred payment, percentage					3.00%
Deferred cash payment term					2 years
Deferred cash payment, additional payment, percentage					5.00%
Consideration received, fair value of common shares					$ 43.4
Proportion of ownership interest in associate					13.00%
Orion | Orion
Disclosure of detailed information about business combination [line items]
Consideration paid (received)					$ (268.0)
Nomad Royalty Company
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate	7.75%
Sales of stock, number of shares sold (in shares) | shares		22,750,000	22,750,000
Sale of stock price per share (in usd per share) | $ / shares			$ 1.10
Proceeds from sales of interests in associates		$ 19.7	$ 25.0
Proportion of ownership interest in associate, partially diluted basis	10.00%
Nomad Royalty Company | Orion
Disclosure of detailed information about business combination [line items]
Conversion price per share | $ / shares				$ 0.90
Consideration received, fair value of common shares					$ 268.0
Proportion of ownership interest in associate					77.00%
Nomad Royalty Company | Royalty Portfolio Purchase Agreement
Disclosure of detailed information about business combination [line items]
Conversion price per share | $ / shares				$ 0.90
Gold production | Royalty Portfolio Purchase Agreement
Disclosure of detailed information about business combination [line items]
Net smelter return royalty (as percent)						1.00%
Base metals | Royalty Portfolio Purchase Agreement
Disclosure of detailed information about business combination [line items]
Net smelter return royalty (as percent)						2.00%
Oxide gold production | Royalty Portfolio Purchase Agreement
Disclosure of detailed information about business combination [line items]
Net smelter return royalty (as percent)						2.00%
Net smelter return royalty, production threshold (in OZ) | oz						275
Deep Carbonates Project | Royalty Portfolio Purchase Agreement
Disclosure of detailed information about business combination [line items]
Net smelter return royalty (as percent)						1.50%
Contingent Cash Payment Receivable						$ 30.0
Suruca Project | Royalty Portfolio Purchase Agreement
Disclosure of detailed information about business combination [line items]
Net smelter return royalty (as percent)						2.00%